Offerings	Mar. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	NextNav Inc. 2021 Omnibus Incentive Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	5,636,259
Proposed Maximum Offering Price per Unit	17.12
Maximum Aggregate Offering Price	$ 96,492,754.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,325.65
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Represents shares of common stock, $0.0001 par value per share (the "Common Stock"), of NextNav Inc. reserved for future issuance under the NextNav Inc. 2021 Omnibus Incentive Plan. (4) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the Common Stock as reported on the Nasdaq Capital Market on March 12, 2026, which date is a date within five business days of the filing of the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	NextNav Inc. 2021 Employee Stock Purchase Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	17.12
Maximum Aggregate Offering Price	$ 3,424,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 472.85
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (3) Represents shares of Common Stock of NextNav Inc. reserved for future issuance under the NextNav Inc. 2021 Employee Stock Purchase Plan. (4) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the Common Stock as reported on the Nasdaq Capital Market on March 12, 2026, which date is a date within five business days of the filing of the Registration Statement.